ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES
Schedule of Accrued expenses
	December 31, 2022	December 31, 2021
Registration rights and default damages and penalties (see Note 8)	$-	$189,663
Consulting services	197,897	163,647
Other	194,385	110,590
Accrued expenses	$392,282	$463,900